Transfer of financial assets	12 Months Ended
Mar. 31, 2015
Transfers and Servicing [Abstract]
Transfer of financial assets
6.	Transfer of financial assets

The below transactions are accounted for as sales in accordance with the accounting guidance for transfers of financial assets, because Sony has relinquished control of the receivables. Gains and losses from these transactions, other than as described below, were insignificant, and although Sony continues servicing the receivables subsequent to being sold or contributed, no servicing liabilities are recorded as the costs of collection of the sold receivables are insignificant. Other than the cash proceeds from the sales below, net cash flows related to these transactions, including servicing fees, for the fiscal years ended March 31, 2013, 2014 and 2015 were insignificant. Certain programs require that a portion of the sales proceeds be held back and deferred until collection of the related receivables by the purchaser. The portion of the sales proceeds held back and deferred are initially recorded at estimated fair value using a discounted cash flow model and are included in other current assets and other long term assets. The significant assumptions used in valuing the deferred proceeds are the discount rate, the timing and amount of the cash flows.

In August 2014, Sony terminated an accounts receivable sales program within the electronics business in the United States whereby a subsidiary could sell up to 150 million U.S. dollars of eligible trade accounts receivables in the aggregate at any one time to a commercial bank. The program required that a portion of the sales proceeds be held back and deferred until collection of the related receivables by the purchaser. As of March 31, 2014, deferred proceeds totaled 6,405 million yen. Sony includes collections on deferred proceeds as cash flows within operating activities in the consolidated statements of cash flows when the receivables are the result of operating activities and the associated interest rate risk is insignificant due to their short term nature. Total trade receivables sold, deferred proceeds from those sales and collections of deferred proceeds during the fiscal years ended March 31, 2013, 2014 and 2015 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2013	2014	2015
Total trade receivables sold	355,872	247,863	50,400
Deferred proceeds	8,098	36,678	16,150
Collections of deferred proceeds	20,608	35,196	22,512

During the fiscal year ended March 31, 2014, Sony established an accounts receivable sales program in the United States whereby a subsidiary in the Pictures segment can sell up to 596 million U.S. dollars of eligible trade accounts receivables in the aggregate to a commercial bank. Sony recognized a gain within other income from sales of accounts receivable under this program for the fiscal year ended March 31, 2014 of 1,394 million yen. The program requires that a portion of the sales proceeds be held back and deferred until collection of the related receivables by the purchaser, and the deferred proceeds totaled 22,188 million yen and 30,893 million yen as of March 31, 2014 and 2015, respectively. Total trade receivables sold, deferred proceeds from those sales and collections of deferred proceeds during the fiscal years ended March 31, 2014 and 2015 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2014	2015
Total trade receivables sold	53,720	4,237
Deferred proceeds	22,188	4,237
Collections of deferred proceeds	—	—

Sony has established several accounts receivable sales programs within the electronics business in Japan whereby Sony can sell up to 107,990 million yen of eligible trade accounts receivables in the aggregate at any one time. Through these programs, Sony can sell receivables to a commercial bank or a special purpose entity associated with a sponsor bank. Sony can sell receivables in which the agreed upon original due dates are no more than 360 days after the sales of receivables. Total trade accounts receivable sold during the fiscal years ended March 31, 2013, 2014 and 2015 were 105,888 million yen, 75,808 million yen and 35,607 million yen, respectively.

Sony has established several accounts receivable sales programs in the Financial Services segment whereby a subsidiary can sell up to 24,000 million yen of eligible receivables in the aggregate at any one time. Through these programs, the subsidiary can sell receivables to special purpose entities owned and operated by commercial banks. The subsidiary can sell receivables in which the agreed upon original due dates are no more than 180 days after the sales of receivables. Total receivables sold during the fiscal years ended March 31, 2013 and 2014 were 89,700 million yen and 1,950 million yen respectively. During the fiscal year ended March 31, 2015, there were no receivables sold under these programs.

Sony has established several accounts receivable sales programs within the electronics business whereby Sony can sell eligible trade accounts receivables held by certain subsidiaries in Europe denominated in several currencies, primarily the euro, and held by certain subsidiaries in North America and Latin America denominated in several currencies, primarily the U.S. dollar and Brazilian real, respectively. Through these programs Sony can sell receivables on an uncommitted basis to a commercial bank or a special purpose entity associated with a sponsor bank. The maximum receivables that may be sold at any one time in the aggregate translates into approximately 222,000 million yen as of March 31, 2015. Sony can sell receivables in which the agreed upon original due dates are no more than 360 days after the date the receivables are sold. Total receivables sold during the fiscal years ended March 31, 2013, 2014 and 2015 were 66,020 million yen, 384,606 million yen and 542,946 million yen, respectively.

Certain of the accounts receivable sales programs above also involve variable interest entities (“VIEs”). Refer to Note 23.